Post-retirement benefit obligations - Reconciliation (Details) - Healthcare - Benefit obligation - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	R 4,161	R 3,827
Movements recognised in the income statement:	523	495
current service cost	34	36
interest cost	489	459
Actuarial losses/(gains) recognised in other comprehensive income:	137	137
arising from changes in financial assumptions	222	128
arising from change in actuarial experience	(85)	9
Benefits paid	(307)	(289)
Translation of foreign operations	(6)	(9)
Ending balance	4,508	4,161
South Africa
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	3,915	3,567
Movements recognised in the income statement:	499	469
current service cost	22	22
interest cost	477	447
Actuarial losses/(gains) recognised in other comprehensive income:	146	151
arising from changes in financial assumptions	222	138
arising from change in actuarial experience	(76)	13
Benefits paid	(292)	(272)
Ending balance	4,268	3,915
United States of America
Reconciliation of total post-retirement health care obligation recognized in the statement of financial position
Beginning balance	246	260
Movements recognised in the income statement:	24	26
current service cost	12	14
interest cost	12	12
Actuarial losses/(gains) recognised in other comprehensive income:	(9)	(14)
arising from changes in financial assumptions		(10)
arising from change in actuarial experience	(9)	(4)
Benefits paid	(15)	(17)
Translation of foreign operations	(6)	(9)
Ending balance	R 240	R 246